UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7490

        Nuveen Virginia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:         08/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Virginia Premium Income Municipal Fund (NPV)
	August 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 4.2% (2.9% of Total Investments)
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,
	Series 2005:
$ 1,575	5.250%, 6/01/19	6/15 at 100.00	BBB	$1,619,368
3,850	5.500%, 6/01/26	6/15 at 100.00	BBB	3,998,571

5,425	Total Consumer Staples			5,617,939

	Education and Civic Organizations – 7.0% (4.8% of Total Investments)
1,000	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	A3	1,052,210
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
500	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and	10/09 at 101.00	A3	533,425
	Improvement Bonds, Series 1999, 6.000%, 10/15/28
700	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB–	735,490
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.375%, 12/01/21
490	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding	7/11 at 100.00	B2	492,577
	Bonds, Series 2001C, 6.850%, 7/15/21
475	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005,	6/15 at 100.00	AAA	513,062
	5.000%, 6/01/18
2,120	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher	9/11 at 100.00	AA+	2,198,186
	Education Financing Program, Series 2001A, 5.000%, 9/01/26
2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher	No Opt. Call	Aa1	2,162,640
	Education Financing Program, Series 2004B, 5.000%, 9/01/13
1,635	Virginia Commonwealth University, Revenue Bonds, Series 2004A, 5.000%, 5/01/17 – AMBAC Insured	5/14 at 101.00	AAA	1,767,304

8,920	Total Education and Civic Organizations			9,454,894

	Health Care – 16.9% (11.7% of Total Investments)
2,000	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha	10/12 at 100.00	A2	2,064,800
	Jefferson Hospital, Series 2002, 5.250%, 10/01/35
4,850	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds,	No Opt. Call	AA+	5,204,099
	Inova Health System, Series 1993A, 5.000%, 8/15/23
1,250	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	6/12 at 100.00	A3	1,278,787
	System, Series 2002B, 5.125%, 6/15/33
1,000	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial	No Opt. Call	AAA	1,171,680
	Regional Medical Center, Series 1995, 6.375%, 8/15/18 – MBIA Insured
1,500	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A–	1,585,125
	System Inc., Series 2002A, 5.600%, 11/15/30
1,500	Henrico County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon	No Opt. Call	AAA	1,824,870
	Secours Health System, Series 1996, 6.250%, 8/15/20 – MBIA Insured
1,500	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A2	1,562,130
	Hospital, Series 2002, 5.250%, 4/01/33
4,750	Medical College of Virginia Hospital Authority, General Revenue Bonds, Series 1998, 5.125%,	7/08 at 102.00	AAA	4,903,283
	7/01/23 – MBIA Insured
3,000	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/12 at 100.00	AAA	3,220,590
	System, Series 2002A, 5.500%, 7/01/19 – MBIA Insured

21,350	Total Health Care			22,815,364

	Housing/Multifamily – 3.4% (2.3% of Total Investments)
1,435	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Revenue	5/10 at 100.00	Aaa	1,550,733
	Bonds, Patrick Henry Apartments, Series 2000, 6.050%, 11/01/32 (Mandatory put 11/01/20)
	(Alternative Minimum Tax)
	Danville Industrial Development Authority, Virginia, Student Housing Revenue Bonds, Collegiate
	Housing Foundation, Averett College, Series 1999A:
500	6.875%, 6/01/20	6/09 at 102.00	N/R	495,550
1,500	7.000%, 6/01/30	6/09 at 102.00	N/R	1,488,630
1,000	Lynchburg Redevelopment and Housing Authority, Virginia, Vistas GNMA Mortgage-Backed Revenue	4/10 at 102.00	AAA	1,037,560
	Bonds, Series 2000A, 6.200%, 1/20/40 (Alternative Minimum Tax)

4,435	Total Housing/Multifamily			4,572,473

	Housing/Single Family – 2.1% (1.5% of Total Investments)
340	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage	6/13 at 100.00	AAA	342,601
	Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)
1,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%,	7/11 at 100.00	AAA	1,035,740
	7/01/31 – MBIA Insured
1,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-C2, 4.750%,	1/15 at 100.00	AAA	1,494,375
	10/01/32 (Alternative Minimum Tax)

2,840	Total Housing/Single Family			2,872,716

	Industrials – 1.5% (1.0% of Total Investments)
2,000	Charles County Industrial Development Authority, Virginia, Solid Waste Disposal Facility	No Opt. Call	BBB	2,032,340
	Revenue Refunding Bonds, USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09 (Alternative
	Minimum Tax)

	Long-Term Care – 1.1% (0.8% of Total Investments)
1,495	Henrico County Economic Development Authority, Virginia, GNMA Mortgage-Backed Securities	7/09 at 102.00	AAA	1,603,388
	Program Assisted Living Revenue Bonds, Beth Sholom, Series 1999A, 5.900%, 7/20/29

	Materials – 1.9% (1.3% of Total Investments)
500	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue	2/08 at 102.00	B2	501,650
	Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative
	Minimum Tax) (5)
1,000	Goochland County Industrial Development Authority, Virginia, Industrial Development Revenue	12/08 at 101.00	B2	1,007,210
	Refunding Bonds, Nekoosa Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
	(Alternative Minimum Tax) (5)
1,000	Isle of Wight County Industrial Development Authority, Virginia, Solid Waste Disposal	5/07 at 102.00	BBB	1,028,550
	Facilities Revenue Bonds, Union Camp Corporation, Series 1997, 6.100%, 5/01/27 (Alternative
	Minimum Tax)

2,500	Total Materials			2,537,410

	Tax Obligation/General – 26.7% (18.4% of Total Investments)
900	Alexandria, Virginia, General Obligation Bonds, Series 2004B, 5.000%, 6/15/13	No Opt. Call	AAA	975,078
1,500	Arlington County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 8/01/20	8/16 at 100.00	AAA	1,628,790
	Chesapeake, Virginia, General Obligation Water and Sewerage Bonds, Series 2003B:
1,880	5.000%, 6/01/21	6/13 at 100.00	AA	1,979,339
2,060	5.000%, 6/01/23	6/13 at 100.00	AA	2,161,414
1,355	Harrisonburg, Virginia, General Obligation Bonds, Public Safety and Steam Plant, Series 2002,	7/12 at 101.00	AAA	1,441,530
	5.000%, 7/15/19 – FGIC Insured
1,390	Henrico County, Virginia, General Obligation Bonds, Series 2005, 5.000%, 7/15/16	7/15 at 100.00	AAA	1,517,741
2,105	Loudoun County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 12/01/25	12/16 at 100.00	AAA	2,270,348
105	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%,	5/12 at 100.00	AAA	112,359
	5/01/22
1,435	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B, 5.000%,	6/15 at 100.00	AAA	1,555,526
	6/01/18
1,185	Lynchburg, Virginia, General Obligation Bonds, Series 2004, 5.000%, 6/01/21	6/14 at 100.00	AA	1,260,390
	Newport News, Virginia, General Obligation Bonds, General Improvement and Water Projects,
	Series 2002A:
2,770	5.000%, 7/01/19	7/13 at 100.00	AA	2,946,975
1,000	5.000%, 7/01/20	7/13 at 100.00	AA	1,061,000
1,350	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	AA	1,464,574
1,400	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 – ACA Insured	6/10 at 100.00	A	1,475,810
1,280	Portsmouth, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 4/01/15 – MBIA Insured	No Opt. Call	AAA	1,394,982
1,480	Richmond, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/21 – FSA Insured	7/14 at 100.00	AAA	1,575,445
	Richmond, Virginia, General Obligation Bonds, Series 2005A:
1,500	5.000%, 7/15/17 – FSA Insured	7/15 at 100.00	AAA	1,625,490
1,715	5.000%, 7/15/20 – FSA Insured	7/15 at 100.00	AAA	1,839,972
1,430	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.000%, 10/01/17	10/12 at 101.00	AA	1,531,744
1,135	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	Aa2	1,241,996
2,155	Virginia Beach, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 5/01/15	5/13 at 100.00	AA+	2,308,544
1,100	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AA+	1,183,886
1,425	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%,	6/11 at 101.00	AA+	1,505,228
	6/01/20

33,655	Total Tax Obligation/General			36,058,161

	Tax Obligation/Limited – 33.9% (23.3% of Total Investments)
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
335	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	A	351,820
260	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	A	273,681
2,400	Commonwealth Transportation Board of Virginia, Federal Highway Reimbursement Anticipation	No Opt. Call	AA	2,624,064
	Notes, Series 2005, 5.000%, 9/28/15
1,340	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities	1/15 at 100.00	AAA	1,426,765
	Project, Series 2005, 5.000%, 1/01/20 – MBIA Insured
	Cumberland County, Virginia, Certificates of Participation, Series 1997:
1,075	6.200%, 7/15/12	No Opt. Call	N/R	1,139,199
1,350	6.375%, 7/15/17	No Opt. Call	N/R	1,504,859
500	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Dinwiddie	2/07 at 102.00	N/R	512,450
	County School Facilities, Series 1997A, 6.000%, 2/01/18
1,000	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series	2/14 at 100.00	AAA	1,079,980
	2004B, 5.125%, 2/15/16 – MBIA Insured
1,000	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+	1,083,990
	Uses Community Project, Series 2006, 5.000%, 5/15/18
	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill
	Public Facilities Projects, Series 2003:
2,260	5.000%, 6/01/14	6/13 at 101.00	AA+	2,442,857
2,165	5.000%, 6/01/22	6/13 at 101.00	AA+	2,291,912
1,660	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds,	4/14 at 100.00	AAA	1,770,174
	Series 2004B, 5.000%, 4/01/18 – FSA Insured
1,270	James City County Economic Development Authority, Virginia, Revenue Bonds, County Government	7/15 at 100.00	AA–	1,360,094
	Projects, Series 2005, 5.000%, 7/15/19
1,930	Prince William County, Virginia, Certificates of Participation, County Facilities, Series	6/15 at 100.00	Aaa	2,071,334
	2005, 5.000%, 6/01/18 – AMBAC Insured
2,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%,	7/12 at 100.00	AAA	2,077,180
	7/01/32 – FSA Insured
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding
	Bonds, Series 2002D:
265	5.250%, 7/01/27	7/12 at 100.00	BBB	275,287
320	5.250%, 7/01/36	7/12 at 100.00	BBB	330,765
1,110	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School	8/13 at 100.00	AAA	1,127,849
	Facilities, Series 2003B, 4.375%, 8/01/20 – AMBAC Insured
1,600	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	8/16 at 100.00	AAA	1,712,944
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A,
	5.000%, 8/01/23 – MBIA Insured
2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%,	10/10 at 101.00	BBB	2,189,320
	10/01/24
1,400	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	AA	1,491,574
	5/01/22
2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/12 at 100.00	AA+	2,100,440
	College Program, Series 2002A, 5.000%, 2/01/22
2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2000B,	8/10 at 101.00	AA+	2,100,260
	5.000%, 8/01/18
1,950	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2004C,	No Opt. Call	AA+	2,107,346
	5.000%, 8/01/13
1,625	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+	1,761,419
	5.000%, 8/01/17
	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series
	2000B:
1,120	5.500%, 5/01/20 – FSA Insured	5/10 at 101.00	AAA	1,197,392
3,060	5.500%, 5/01/30 – FSA Insured	5/10 at 101.00	AAA	3,249,995
1,740	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series	5/11 at 101.00	AA	1,835,543
	2002A, 5.000%, 5/01/19
2,000	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor	5/14 at 100.00	AA+	2,163,760
	Development Program, Series 2004B, 5.000%, 5/15/15

42,735	Total Tax Obligation/Limited			45,654,253

	Transportation – 12.1% (8.4% of Total Investments)
4,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 –	7/11 at 100.00	AAA	4,138,520
	FGIC Insured
1,000	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – MBIA Insured	2/15 at 100.00	AAA	1,061,660
2,500	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series	No Opt. Call	AAA	2,831,325
	2002, 5.250%, 7/15/22 – FGIC Insured
6,065	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 1997, 5.600%,	7/07 at 101.00	AAA	6,208,557
	7/01/27 – MBIA Insured (Alternative Minimum Tax)
2,000	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A, 5.250%,	2/11 at 100.00	Aa2	2,098,580
	8/01/23

15,565	Total Transportation			16,338,642

	U.S. Guaranteed – 15.8% (10.9% of Total Investments) (4)
3,500	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for	10/10 at 101.00	AAA	3,838,170
	Defense Analyses, Series 2000A, 5.900%, 10/01/30 (Pre-refunded 10/01/10) – AMBAC Insured
750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%,	No Opt. Call	AAA	824,970
	11/01/24 – FSA Insured (ETM)
	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
925	5.375%, 4/01/19 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA	1,006,132
200	5.000%, 4/01/27 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA	213,782
	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Convention
	Center Expansion Project, Series 2000:
600	6.125%, 6/15/25 (Pre-refunded 6/15/10)	6/10 at 101.00	AAA	658,686
2,000	6.125%, 6/15/29 (Pre-refunded 6/15/10)	6/10 at 101.00	AAA	2,195,620
2,000	Hampton, Virginia, General Obligation Public Improvement Bonds, Series 2000, 6.000%, 2/01/20	2/10 at 102.00	AA (4)	2,190,940
	(Pre-refunded 2/01/10)
	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun
	Hospital Center, Series 2002A:
375	6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	BBB (4)	422,006
800	6.100%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 101.00	BBB (4)	904,392
480	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%,	5/12 at 100.00	AAA	520,118
	5/01/22 (Pre-refunded 5/01/12)
755	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds,	10/07 at 101.00	Aa3 (4)	777,046
	Series 1997A, 5.375%, 10/01/23 (Pre-refunded 10/01/07)
530	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll	8/08 at 102.00	AAA	558,832
	Road, Series 1998A, 5.500%, 8/15/28 (Pre-refunded 8/15/08)
2,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	2,678,250
	5.500%, 10/01/40
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding
	Bonds, Series 2002D:
735	5.250%, 7/01/27 (Pre-refunded 7/01/12)	7/12 at 100.00	BBB (4)	794,844
880	5.250%, 7/01/36 (Pre-refunded 7/01/12)	7/12 at 100.00	BBB (4)	951,650
1,035	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	1,083,800
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Hampton University,	4/10 at 101.00	A+ (4)	1,089,660
	Series 2000, 6.000%, 4/01/20 (Pre-refunded 4/01/10)
500	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 1999,	10/10 at 100.00	AAA	538,805
	5.625%, 10/01/22 (Pre-refunded 10/01/10)

19,565	Total U.S. Guaranteed			21,247,703

	Utilities – 11.7% (8.0% of Total Investments)
	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,705	5.250%, 7/15/14 – MBIA Insured	7/13 at 100.00	AAA	1,861,076
1,800	5.250%, 7/15/15 – MBIA Insured	7/13 at 100.00	AAA	1,960,344
2,775	5.250%, 7/15/23 – MBIA Insured	7/13 at 100.00	AAA	2,984,957
2,500	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	2,791,725
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
3,500	Richmond, Virginia, Public Utility Revenue Refunding Bonds, Series 1998A, 5.125%, 1/15/28 –	1/08 at 101.00	AAA	3,587,885
	FGIC Insured
	Richmond, Virginia, Public Utility Revenue Refunding Bonds, Series 2002:
750	5.000%, 1/15/27 – FSA Insured	1/12 at 100.00	AAA	778,373
1,700	5.000%, 1/15/33 – FSA Insured	1/12 at 100.00	AAA	1,757,698

14,730	Total Utilities			15,722,058

	Water and Sewer – 6.8% (4.7% of Total Investments)
	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
105	5.375%, 4/01/19	4/12 at 100.00	AAA	113,438
800	5.000%, 4/01/27	4/12 at 100.00	AAA	832,944
1,770	Henrico County, Virginia, Water and Sewer System Revenue Refunding Bonds, Series 1999, 5.000%,	5/09 at 102.00	AA+	1,837,703
	5/01/28
1,000	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series	1/15 at 100.00	AA+	1,057,510
	2004, 5.000%, 1/01/26
	Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
1,310	5.000%, 11/01/21 – FGIC Insured	11/11 at 100.00	AAA	1,377,269
1,380	5.000%, 11/01/22 – FGIC Insured	11/11 at 100.00	AAA	1,445,729
2,250	Virginia Beach, Virginia, Storm Water Utility Revenue Bonds, Series 2000, 6.000%, 9/01/24	9/10 at 101.00	Aa3	2,455,560

8,615	Total Water and Sewer			9,120,153

$ 183,830	Total Investments (cost $186,777,116) – 145.1%			195,647,494

	Other Assets Less Liabilities – 2.2%			3,018,156

	Preferred Shares, at Liquidation Value – (47.3)%			(63,800,000)

	Net Assets Applicable to Common Shares – 100%			$134,865,650

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The issuer has received a preliminary adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2006, the cost of investments was $186,500,045.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

Gross unrealized:
Appreciation	$9,264,374
Depreciation	(116,925)

Net unrealized appreciation (depreciation) of investments	$9,147,449

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Virginia Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 27, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 27, 2006

* Print the name and title of each signing officer under his or her signature.